ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Jul. 31, 2020	Jul. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 2,319,553	$ 1,537,593
Less: allowances for doubtful accounts	(1,380,161)	(65,335)
Accounts receivables, net	939,392	1,472,258
Business advisory and consulting services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	425,106	$ 1,537,593
Multi-channel advertising, event planning and execution
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 1,894,447